FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivative financial instruments (Details) - instrument	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Embedded derivative financial instruments held	0	0
Threshold business days for linear convention	360 days
Threshold business days for exponential convention	252 days